Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Short-term deposits	$ 13,894	$ 180,458
Cash at bank and on hand	68,750	115,114
Total	$ 82,644	$ 295,572	$ 105,364	$ 10,571